Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	¥ 62,604	$ 8,726	¥ 39,001
Charge to consolidated statement of profit or loss (under "Selling, general and administrative expenses")	185,523	25,861	23,858
Written off	(267)	(37)	(264)
Translation difference	0	0	9
Ending balance	¥ 247,860	$ 34,550	¥ 62,604